Common Stock and Warrants (Tables)	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Equity [Abstract]
Schedule of warrants outstanding and exercisable

	Shares of Common Stock Issuable from Warrants Outstanding as of
Description	May 31, 2024	August 31, 2023	Weighted Average Exercise Price	Date of Issuance	Expiration
Series T	16,666,667	16,666,667	$1.70	November 26, 2018	November 26, 2029

	Shares of Common Stock Issuable from Warrants Outstanding as of
	August 31,
Description	2023	2022	Weighted Average Exercise Price	Date of Issuance	Expiration
Series M	—	246,000	$2.34	December 7, 2015	December 31, 2022
Series N	—	767,000	$3.38	December 31, 2015	December 31, 2022
Series P	—	213,500	$3.70	March 25, 2016	December 31, 2022
Series R	—	468,750	$4.00	June 20, 2016	December 31, 2022
Series S-A	—	300,000	$2.53	July 24, 2017	December 31, 2022
Series S	—	620,000	$3.42	September 29, 2017	September 29, 2022
Series T	16,666,667	16,666,667	$1.70	November 26, 2018	November 26, 2025
Total	16,666,667	19,281,917